Exhibit 99.1

AMMC CLO 17, Limited

Report to:
AMMC CLO 17, Limited and
American Money Management Corporation

5 November 2015

Report of Independent Accountants on Applying Agreed-Upon Procedures

AMMC CLO 17, Limited
c/o MaplesFS Limited
P.O. Box 1093
Queensgate House
Grand Cayman
KY1-1102
Cayman Islands

American Money Management Corporation
301 East Fourth Street
Cincinnati, OH 45202

Re:           AMMC CLO 17, Limited

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report and Mitsubishi UFJ Securities (USA), Inc. (collectively, the “Specified Parties”), solely to assist AMMC CLO 17, Limited (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of bank loans and participation interests (the “Collateral Obligations”) listed on electronic data files and related decodes prepared by American Money Management Corporation (the “Collateral Manager”), on behalf of the Issuer, that will secure the notes (as defined in attachment A) that will be offered pursuant to the Issuer’s draft offering circular dated 26 October 2015 (the “Draft Offering Circular). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Offering Circular.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:

a.
Electronic data files and related decodes that contain information on the Collateral Obligations as of 2 November 2015 (the “Pricing Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Offering Circular,
c.	Copies of certain Collateral Obligations’ preliminary or final credit agreements, amendments or supplements thereto (each, a “Credit Agreement”),
d.	Copies of emails or other documents and correspondence from agent banks which contained information on certain Collateral Obligations (each, an “Agent Confirmation”),
e.	Copies of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”) and
f.	Instructions, assumptions and methodologies (the “Assumptions”), which we summarized on the attached Exhibit 2 of Attachment A.

The information provided by the Collateral Manager, on behalf of the Issuer, is referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data Files (as defined on Attachment A). The Issuer is responsible for information contained in the Pricing Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Offering Circular, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Offering Circular, (e) the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and information provided to us by the Collateral Manager, on behalf of the Issuer, (f) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”), (g) the accuracy of the information obtained from Moody’s Investors Services or their website (“Moody’s”) or (h) the accuracy of the information obtained from Standard & Poor’s Rating Services or their website (“S&P”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Offering Circular’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
	i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Collateral Obligations,
	iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or
	iv.	Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

5 November 2015

Attachment A

Background

For the purpose of the procedures described in this Attachment A, the Draft Offering Circular relates to the Co-Issuer’s Class A Senior Secured Floating Rate Notes (the “Class A Notes”), Class B Senior Secured Floating Rate Notes (the “Class B Notes”), Class C Secured Deferrable Floating Rate Notes (the “Class C Notes”), and Class D Secured Deferrable Floating Rate Notes (the “Class D Notes” and, together with the Class A Notes, Class B Notes and Class C Notes, the “Co-Issued Notes”). Concurrently with the issuance of the Co-Issued Notes, the Issuer will be issuing the Class E Secured Deferrable Floating Rate Notes (the “Class E Notes” and, together with the Co-Issued Notes, the “Secured Notes”) and Subordinated Notes (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”).

The Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data Files (as defined herein) represent the Collateral Obligations the Issuer expects to purchase on the Closing Date (as defined in the Draft Offering Circular) and will be managed by the Collateral Manager from and after the Closing Date (as defined in the Draft Offering Circular). Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations ultimately purchased by the Issuer on the Closing Date (as defined in the Draft Offering Circular) may not include all of the Collateral Obligations listed on the Pricing Date Data File (as defined herein) and may include other loans or participation interests acquired after the Pricing Cut-off Date. We performed no procedures regarding the accuracy or validity of the Collateral Manager’s representation regarding the portfolio of loans or participation interests that ultimately will be purchased by the Issuer on the Closing Date (as defined in the Draft Offering Circular). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data File (as defined herein).

Attachment A

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.
We obtained from the Collateral Manager, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics and Derived Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents, Data Sources and Additional Data Sources (as defined herein) as indicated below and the Collateral Manager adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Date Data Files.”

2.
For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) Moody’s, (c) Credit Agreements, (d) Rate Set Notices and (e) Agent Confirmations. Where more than one Data Source is listed for a Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources

Issuer	Data Vendor, Moody's
(labeled as "Issuer")

Country of Domicile	Data Vendor, Moody's
(labeled as "Domicile")

Coupon/Spread	Data Vendor, Rate Set Notice, Agent
(labeled as "Spread")	Confirmations

Stated Maturity	Data Vendor, Credit Agreements
(labeled as "Maturity")

Attachment A

2. (continued)

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer and the Collateral Manager to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within +/- 30 days or less.

3.
For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Derived Characteristic”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the Draft Offering Circular, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Date Data File and the following data sources (each, an “Additional Data Source”), as applicable: (a) Data Vendor, (b) Moody’s or (c) S&P. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Derived Characteristics.

Derived Characteristics	Additional Data Sources
Moody’s Default Probability Rating (labeled as “Moody’s Default Probability Rating”)	Data Vendor, Moody’s
S&P Rating (labeled as “S&P Rating”)	Data Vendor, S&P

All Derived Characteristics were in agreement.

We performed no other procedures on any other information on Exhibit 1 to
Attachment A or the Pricing Date Data File.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data Files

(refer to Items 1., 2. and 3.)

Issuer	Maturity	Domicile	Moody's Default Probability Rating	S&P Rating	Spread
Access Information	10/17/2021	US	B3	B	5.0000%
AgroFresh	7/31/2021	US	B2	B+	4.7500%
Albertson's	8/25/2021	US	B1	B+	4.5000%
AlixPartners	7/23/2022	US	B2	B+	3.5000%
Alliant Insurance	8/14/2022	US	B3	B	3.5000%
ALM Media	7/29/2020	US	B3	B	4.5000%
Alvogen Pharma	4/2/2022	US	B3	B	5.0000%
American Airlines	6/27/2020	US	Ba3	BB-	2.5000%
American Rock Salt	5/20/2021	US	B2	B	3.7500%
Amneal Pharma	11/1/2019	US	B1	BB-	3.5000%
AmWINS	9/6/2019	US	B2	B	4.2500%
Arizona Chemical	6/11/2021	US	B1	B	3.5000%
Ascend Learning	7/31/2019	US	B3	B	4.5000%
AssuredPartners	10/19/2022	US	B3	B	4.7500%
Asurion	7/6/2020	US	B2	B	3.5000%
At Home Holdings III, INC	6/3/2022	US	B2	B-	4.0000%
Authentic Brands	5/27/2021	US	B2	B	4.5000%
Axalta (fka DuPont Coatings)	2/1/2020	Netherlands	B1	BB-	2.7500%
Avago Technologies	5/6/2021	Cayman Islands	Ba1	BB+	3.0000%
B&G Foods	10/22/2022	US	B1	BB-	3.0000%
Blackboard	10/4/2018	US	B2	B	3.7500%
BMC Software	9/10/2020	US	B3	B	4.0000%
Boulder Brands	7/9/2020	US	B2	B	3.5000%
Bright Horizons	1/30/2020	US	B1	BB-	2.7500%
Builders FirstSource	7/28/2022	US	B3	B+	5.0000%
Cablevision Altice	10/1/2022	US	B1	B+	4.0000%
Calpine Corp.	5/26/2022	US	B1	B+	2.7500%
Cannery Casinos	10/2/2018	US	Caa2	CCC+	4.7500%
Carestream	6/7/2019	US	B2	B	4.0000%
CBS Outdoor	2/1/2021	US	Ba3	BB-	2.2500%
Cengage	3/31/2020	US	B2	B	6.0000%
Charter Operating	1/30/2023	US	Ba2	BB	2.7500%
CHI Overhead Doors	7/30/2022	US	B3	B	3.7500%
Chrysler	12/31/2018	US	B1	BB-	2.5000%
Cirque du Soleil	6/25/2022	US	B2	B	4.0000%
Community Health	1/27/2021	US	B1	B+	3.0000%
Communication Sales & Leasing	10/16/2022	US	B2	B+	4.0000%
Compass Diversified	6/4/2021	US	Ba3	BB-	3.2500%
Coty	10/22/2022	US	Ba1	BB+	3.0000%
Creative Artists Agency	12/10/2021	US	B2	B+	4.5000%
CSGov	11/2/2022	US	Ba2	BB+	3.0000%
CSM Bakery	7/3/2020	US	B2	B	4.0000%
Dell Inc.	4/29/2020	US	Ba1	BB+	3.2500%
EagleView Technology	7/15/2022	US	B3	B	4.2500%
Emerging Market Comm.	6/29/2021	US	B2	B	5.7500%
Endo Pharmaceuticals	9/26/2022	Luxembourg	Ba3	B+	3.0000%
eResearch	5/7/2022	US	B2	B	4.5000%
Federal Mogul	4/15/2018	US	B2	B-	3.0000%
A	A	A	B	B	A

Issuer	Maturity	Domicile	Moody's Default Probability Rating	S&P Rating	Spread
Filtration Group	11/22/2020	US	B2	B	3.2500%
First Data	6/25/2022	US	B2	B+	3.7500%
First Eagle	11/2/2022	US	Ba1	BB+	4.0000%
Galleria	10/22/2022	US	Ba1	BB+	3.0000%
Gardner Denver	7/30/2020	US	B2	B	3.2500%
Gates Global	7/5/2021	US	B3	B+	3.2500%
Global Cash Access	12/18/2020	US	B2	B	5.2500%
GTT Communications	10/22/2022	US	B2	B+	5.2500%
HD Supply	8/7/2021	US	B2	B+	2.7500%
HealthPort	12/1/2021	US	B2	B	4.2500%
Hertz	3/11/2018	US	B1	B+	2.2500%
Hill-Rom	9/8/2022	US	Ba2	BB+	2.7500%
Hilton Worldwide	10/26/2020	US	Ba3	BB	2.5000%
Hostess Brands	7/30/2022	US	B2	B	3.5000%
Ineos	12/15/2020	US	B1	B+	2.7500%
Intelsat Jackson Holdings	6/30/2019	Luxembourg	B3	B	2.7500%
IPC Systems	8/6/2021	US	B3	B	4.5000%
Jackson Hewitt	7/28/2020	US	B2	B	7.0000%
Kenan Advantage	7/29/2022	US	B1	B+	3.0000%
Kenan Advantage	1/31/2017	US	B1	B+	3.0000%
Key Safety	8/30/2021	US	B1	B+	3.7500%
Language Line	7/2/2021	US	B2	B	5.5000%
Level 3	5/31/2022	US	Ba3	BB-	2.7500%
Lightower	4/13/2020	US	B2	B	3.2500%
Linxens	10/16/2022	France	B2	B	4.0000%
Mallinckrodt Pharma	3/19/2021	Luxembourg	Ba3	BB-	2.5000%
Media General	7/31/2020	US	B1	B+	3.0000%
Micro Focus	11/20/2021	UK	B1	BB-	4.2500%
Mitel Networks	4/29/2022	Canada	B2	B	4.5000%
	6/15/2018	US	B3	B-	4.5000%
Neiman Marcus	10/25/2020	US	B3	B	3.2500%
Numericable	5/21/2020	US	B1	B+	3.7500%
Numericable	5/21/2020	US	B1	B+	3.7500%
Numericable	7/28/2022	US	B1	B+	3.2500%
Numericable	1/22/2023	US	B1	B+	4.0000%
OCI Beaumont	8/20/2019	US	B1	B+	5.5000%
On Assignment	6/2/2022	US	Ba2	BB	3.0000%
OXEA	1/15/2020	Luxembourg	B3	B+	3.2500%
Penton Media	10/3/2019	US	B3	B	4.0000%
Post Holdings	6/2/2021	US	B2	B	3.0000%
Protection One	6/22/2021	US	B2	B	4.0000%
Quanex Building Products	10/12/2022	US	B1	BB-	5.2500%
Quincy (TV)	10/22/2022	US	B2	B+	4.5000%
Red Lobster	7/28/2021	US	B3	B-	5.2500%
RentPath	12/17/2021	US	B3	B	5.2500%
Royalty Pharma	11/9/2020	US	Baa3	BBB-	2.7500%
SBA Communications	6/8/2022	US	B1	BB-	2.5000%
Science Applications (SAIC)	5/4/2022	US	Ba3	BB	3.0000%
A	A	A	B	B	A

Issuer	Maturity	Domicile	Moody's Default Probability Rating	S&P Rating	Spread
Scientific Games	10/1/2021	US	B2	B+	5.0000%
SeaWorld Parks & Ent.	5/13/2020	US	B1	BB-	2.2500%
Service King	8/18/2021	US	B2	B	3.5000%
Service King	8/18/2021	US	B2	B	3.5000%
Sinclair TV	7/30/2021	US	Ba3	BB-	2.7500%
Sitel Worldwide	9/20/2021	US	B3	B	5.5000%
Six Flags	6/29/2022	US	B1	BB	2.7500%
Southcross Energy Partners LP	8/4/2021	US	B2	B-	4.2500%
SS&C Technologies	6/29/2022	US	B1	BB	3.2500%
SS&C Technologies	6/29/2022	US	B1	BB	3.2500%
Southwire	2/10/2021	US	Ba2	BB	2.2500%
SRS Distribution	8/24/2022	US	B2	B	4.2500%
Summit Materials	7/18/2022	US	B3	B+	3.2500%
Tank Holdings	3/16/2022	US	B2	B	4.2500%
Technicolor	7/10/2020	France	B1	B+	4.0000%
Tribune Company	12/27/2020	US	Ba3	BB-	3.0000%
Tronox	3/19/2020	US	B1	BB-	3.2500%
Univar	6/25/2022	US	B2	B+	3.2500%
US Foodservice	3/31/2019	US	B3	B	3.5000%
US LBM	8/19/2022	US	B3	B+	5.2500%
Utility Services	10/18/2019	US	B3	B	5.7500%
Valeant	4/2/2022	Canada	Ba3	B+	3.2500%
Walter Investment	12/16/2020	US	B2	B+	3.7500%
Waste Industries	2/23/2020	US	B1	BB-	3.2500%
Weather Channel	2/11/2020	US	B2	B	5.0000%
West Corp.	6/30/2018	US	B1	BB-	2.5000%
Wheelabrator	12/17/2021	US	Ba2	BB-	4.0000%
Wheelabrator	12/17/2021	US	Ba2	BB-	4.0000%
WR Grace	2/3/2021	US	Ba2	BB+	2.0000%
XPO Logistics	10/28/2021	US	B1	B	4.5000%
Zebra Technologies	10/27/2021	US	Ba3	BB-	4.0000%
A	A	A	B	B	A

Exhibit 2 to Attachment A

Assumptions

(refer to Item 2. and 3.)

1.
For the purpose of comparing the Characteristic "Issuer," the Collateral Manager, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or the co-borrower of the obligor.

2. 3.
For the purpose of comparing the Characteristic “Stated Maturity,” the Collateral Manager, on behalf of the Issuer, indicated the Collateral Obligation identified as “LINXENS” on the Pricing Date Data File, has not been extended.

For the purpose of deriving the S&P Rating Derived Characteristic, the Collateral Administrator, on behalf of the Issuer, indicated that if the S&P issuer credit rating is not available, the S&P issuer credit rating of the parent company or guarantor of such issuer is to be used instead.